Share-Based Compensation - Stock Option Activity (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
	Dec. 29, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of options
Outstanding as of January 1, 2023		925,473
Granted		25,000
Exercised		(15)	(6,009)	(37,606)
Forfeited or expired		(240,564)
Cancellation due to the Modification	(669,898)	(669,899)
Outstanding as of December 31, 2023		39,995	925,473
Exercisable as of December 31, 2023		19,709
Weighted-Average Exercise Price
Outstanding as of January 1, 2023		¥ 310.49
Granted		181.05
Exercised		206.32
Forfeited or expired		406.89
Cancellation due to the Modification		268.49
Outstanding as of December 31, 2023		353.35	¥ 310.49
Exercisable as of December 31, 2023		¥ 348.96
Weighted-Average Remaining Contractual Term
Outstanding as of December 31, 2023		6 years 2 months 12 days	8 years 4 months 24 days
Exercisable as of December 31, 2023		4 years 1 month 6 days
Aggregate Intrinsic Value of Options
Outstanding as of January 1, 2023		¥ 8,379
Outstanding as of December 31, 2023			¥ 8,379